Right-of-use assets (Tables)	9 Months Ended
May 31, 2025
Right-of-use assets
Schedule of right-of-use assets

	Premises	Moulds	Rolling stock	Total
	$	$	$	$
Cost
Balance at August 31, 2023	3,839,792	—	43,919	3,883,711
Additions	—	67,432	170,037	237,469
Disposals	(2,186,552)	—	—	(2,186,552)
Deconsolidation on sale of subsidiary	(1,549,425)	—	(46,656)	(1,596,081)
Currency translation	9,433	—	1,113	10,546
Balance at August 31, 2024	113,248	67,432	168,413	349,093
Additions	—	—	62,296	62,296
Disposal	—	—	(79,356)	(79,356)
Currency translation	1,841	1,624	—	3,465
Balance at May 31, 2025	115,089	69,056	151,353	335,498

Accumulated depreciation
Balance at August 31, 2023	1,438,344	—	30,774	1,469,118
Depreciation	524,772	8,429	71,385	604,586
Disposal	(1,193,933)	—	—	(1,193,933)
Deconsolidation on sale of subsidiary	(748,972)	—	(42,513)	(791,485)
Balance at August 31, 2024	20,211	8,429	59,646	88,286
Depreciation	27,546	25,287	52,048	104,881
Disposal	—	—	(33,065)	(33,065)
Balance at May 31, 2025	47,757	33,716	78,629	160,102
Net carrying amount
As at August 31, 2024	93,037	59,003	108,767	260,807
As at May 31, 2025	67,332	35,340	72,724	175,396